Condensed Consolidating Financial Statements (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities:
Net earnings	$ 1,436.8	$ 1,532.8	$ 1,923.4
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	392.5	410.6	419.8
Deferred income taxes	18.5	(34.3)	(138.4)
Stock-based compensation expense	16.6	12.6	11.9
Excess tax benefit from stock-based compensation	(8.7)	(13.5)	(36.1)
Unrealized loss (gain) on derivatives	119.2	(59.3)	(78.8)
Gain on sale of phosphate business	(750.1)	0.0	0.0
Loss (gain) on disposal of property, plant and equipment and non-core assets	3.7	5.6	5.5
Undistributed loss (earnings) of affiliates—net	(11.5)	(11.3)	(14.9)
Due to/from affiliates—net		0.0
Changes in:
Accounts and notes receivable—net	36.1	0.4	53.2
Margin deposits	0.0	0.0	0.8
Inventories	63.8	(80.3)	34.8
Accrued and prepaid income taxes	(56.8)	(153.4)	58.7
Accounts and notes payable and accrued expenses	(53.2)	49.5	25.5
Customer advances	204.8	(260.1)	123.3
Other—net	(3.1)	67.5	(13.1)
Net cash provided by operating activities	1,408.6	1,466.8	2,375.6
Investing Activities:
Additions to property, plant and equipment	(1,808.5)	(823.8)	(523.5)
Proceeds from sale of property, plant and equipment	11.0	12.6	17.0
Proceeds from sale of phosphate business	1,372.0	0.0	0.0
Sales and maturities of short-term and auction rate securities	5.0	13.5	48.4
Canadian terminal acquisition	0.0	(72.5)	0.0
Deposits to restricted cash funds	(505.0)	(154.0)	0.0
Withdrawals from restricted cash funds	573.0	0.0	0.0
Deposits to asset retirement obligation funds	0.0	(2.9)	(55.4)
Other—net	9.0	7.8	0.0
Net cash used in investing activities	(343.5)	(1,019.3)	(513.5)
Financing Activities:
Payments of long-term debt	0.0	0.0	(13.0)
Financing fees	(16.0)	(14.5)	0.0
Advances from unconsolidated affiliates	0.0	0.0	40.5
Proceeds from long-term borrowings	1,494.2	1,498.0	0.0
Short-term debt—net	0.0
Repayments of advances from unconsolidated affiliates	0.0	0.0	(40.5)
Purchases of treasury stock	(1,934.9)	(1,409.1)	(500.0)
Issuances of common stock under employee stock plans	0.0	(918.7)	0.0
Dividends paid on common stock	(255.7)	(129.1)	(102.7)
Distributions to/from noncontrolling interest	(46.0)	(73.7)	(231.8)
Issuances of common stock under employee stock plans	17.6	10.3	14.6
Excess tax benefit from stock-based compensation	8.7	13.5	36.1
Dividends to/from affiliates	0.0	0.0	0.0
Other—net	(43.0)	43.0	0.0
Net cash used in financing activities	(775.1)	(980.3)	(796.8)
Effect of exchange rate changes on cash and cash equivalents	(4.2)	(31.3)	2.6
Increase (decrease) in cash and cash equivalents	285.8	(564.1)	1,067.9
Cash and cash equivalents at beginning of period	1,710.8	2,274.9	1,207.0
Cash and cash equivalents at end of period	1,996.6	1,710.8	2,274.9
Reportable legal entities | Parent
Operating Activities:
Net earnings	1,390.3	1,464.6	1,848.7
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Deferred income taxes		0.0	0.0
Stock-based compensation expense	16.6	12.6	11.2
Excess tax benefit from stock-based compensation	(8.7)	(13.5)	(36.1)
Loss (gain) on disposal of property, plant and equipment and non-core assets		0.0
Undistributed loss (earnings) of affiliates—net	(1,391.9)	(1,466.4)	(1,851.2)
Due to/from affiliates—net	8.8	13.5	476.7
Changes in:
Accrued and prepaid income taxes	(1.0)	(0.9)
Accounts and notes payable and accrued expenses	(3.3)	(2.8)
Other—net			0.0
Net cash provided by operating activities	10.8	7.1	449.3
Financing Activities:
Financing fees	0.0
Short-term debt—net	1,897.7
Purchases of treasury stock	(1,934.9)	(1,409.1)	(500.0)
Dividends paid on common stock	(255.7)	(129.1)	(102.7)
Issuances of common stock under employee stock plans	17.6	10.3	14.6
Excess tax benefit from stock-based compensation	8.7	13.5	36.1
Dividends to/from affiliates	255.7	859.0	102.7
Other—net	0.0	648.4
Net cash used in financing activities	(10.9)	(7.0)	(449.3)
Increase (decrease) in cash and cash equivalents	(0.1)	0.1
Cash and cash equivalents at beginning of period	0.1	0.0
Cash and cash equivalents at end of period	0.0	0.1	0.0
Reportable legal entities | CF Industries
Operating Activities:
Net earnings	1,392.0	1,466.4	1,851.2
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	6.8	47.8	120.9
Deferred income taxes	136.0	(21.3)	(130.8)
Excess tax benefit from stock-based compensation		0.0
Unrealized loss (gain) on derivatives		0.0	(68.0)
Gain on sale of phosphate business	(764.5)
Loss (gain) on disposal of property, plant and equipment and non-core assets		0.0	2.4
Undistributed loss (earnings) of affiliates—net	(969.2)	(1,427.0)	(805.9)
Due to/from affiliates—net	1.7		(476.4)
Changes in:
Accounts and notes receivable—net	(285.3)	(220.8)	(344.6)
Margin deposits			0.8
Inventories	4.3	(11.8)	24.3
Accrued and prepaid income taxes	(18.3)	23.6	(315.4)
Accounts and notes payable and accrued expenses	376.8	305.4	597.9
Customer advances			63.5
Other—net	5.4	3.9	(28.8)
Net cash provided by operating activities	(114.3)	166.2	491.1
Investing Activities:
Additions to property, plant and equipment	(18.3)	(58.9)	(339.9)
Proceeds from sale of property, plant and equipment		0.0	12.3
Proceeds from sale of phosphate business	911.5
Sales and maturities of short-term and auction rate securities	5.0	13.5	48.4
Deposits to asset retirement obligation funds		(2.9)	(55.4)
Net cash used in investing activities	898.2	(48.3)	(334.6)
Financing Activities:
Payments of long-term debt			0.0
Financing fees	(16.0)	(14.5)
Advances from unconsolidated affiliates			0.0
Proceeds from long-term borrowings	1,494.2	1,498.0
Short-term debt—net	(2,176.0)
Purchases of treasury stock	0.0
Issuances of common stock under employee stock plans		(364.9)
Dividends paid on common stock	(255.7)	(859.0)
Distributions to/from noncontrolling interest	0.0	14.3	300.5
Issuances of common stock under employee stock plans	0.0
Excess tax benefit from stock-based compensation	0.0
Dividends to/from affiliates	255.9	129.0	(102.7)
Other—net	(1.0)	(941.2)
Net cash used in financing activities	(698.6)	(538.3)	197.8
Effect of exchange rate changes on cash and cash equivalents		0.0	(12.2)
Increase (decrease) in cash and cash equivalents	85.3	(420.4)	342.1
Cash and cash equivalents at beginning of period	20.4	440.8	98.7
Cash and cash equivalents at end of period	105.7	20.4	440.8
Reportable legal entities | Other Subsidiaries
Operating Activities:
Net earnings	1,015.7	1,495.3	874.8
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	385.7	362.8	298.9
Deferred income taxes	(117.5)	(13.0)	(7.6)
Stock-based compensation expense			0.7
Excess tax benefit from stock-based compensation		0.0
Unrealized loss (gain) on derivatives	119.2	(59.3)	(10.8)
Gain on sale of phosphate business	14.4
Loss (gain) on disposal of property, plant and equipment and non-core assets	3.7	5.6	3.1
Undistributed loss (earnings) of affiliates—net	(11.6)	(11.4)	(9.1)
Due to/from affiliates—net	(10.5)	(13.5)	(0.3)
Changes in:
Accounts and notes receivable—net	658.2	(293.4)	(198.9)
Margin deposits			0.0
Inventories	59.5	(68.5)	10.5
Accrued and prepaid income taxes	(37.5)	(176.1)	374.1
Accounts and notes payable and accrued expenses	(763.5)	261.5	24.3
Customer advances	204.8	(260.1)	59.8
Other—net	(8.5)	63.6	15.7
Net cash provided by operating activities	1,512.1	1,293.5	1,435.2
Investing Activities:
Additions to property, plant and equipment	(1,790.2)	(764.9)	(183.6)
Proceeds from sale of property, plant and equipment	11.0	12.6	4.7
Proceeds from sale of phosphate business	460.5
Sales and maturities of short-term and auction rate securities			0.0
Canadian terminal acquisition		(72.5)
Deposits to restricted cash funds	(505.0)	(154.0)
Withdrawals from restricted cash funds	573.0
Other—net	9.0	7.8
Net cash used in investing activities	(1,241.7)	(971.0)	(178.9)
Financing Activities:
Payments of long-term debt			(13.0)
Financing fees	0.0	0.0
Advances from unconsolidated affiliates			40.5
Proceeds from long-term borrowings		0.0
Short-term debt—net	278.3
Repayments of advances from unconsolidated affiliates			(40.5)
Purchases of treasury stock	0.0	0.0
Issuances of common stock under employee stock plans		(553.8)
Dividends paid on common stock	(255.9)	(129.0)
Distributions to/from noncontrolling interest	(46.0)	(88.0)	(532.3)
Issuances of common stock under employee stock plans	0.0
Excess tax benefit from stock-based compensation	0.0
Dividends to/from affiliates	0.0
Other—net	(42.0)	335.8
Net cash used in financing activities	(65.6)	(435.0)	(545.3)
Effect of exchange rate changes on cash and cash equivalents	(4.2)	(31.3)	14.8
Increase (decrease) in cash and cash equivalents	200.6	(143.8)	725.8
Cash and cash equivalents at beginning of period	1,690.3	1,834.1	1,108.3
Cash and cash equivalents at end of period	1,890.9	1,690.3	1,834.1
Eliminations
Operating Activities:
Net earnings	(2,361.2)	(2,893.5)	(2,651.3)
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Loss (gain) on disposal of property, plant and equipment and non-core assets		0.0
Undistributed loss (earnings) of affiliates—net	2,361.2	2,893.5	2,651.3
Changes in:
Accounts and notes receivable—net	(336.8)	514.6	596.7
Accounts and notes payable and accrued expenses	336.8	(514.6)	(596.7)
Net cash provided by operating activities	0.0
Financing Activities:
Dividends paid on common stock	511.6	988.0
Dividends to/from affiliates	(511.6)	(988.0)
Net cash used in financing activities		0.0
Increase (decrease) in cash and cash equivalents	0.0	0.0
Cash and cash equivalents at beginning of period	$ 0.0	0.0
Cash and cash equivalents at end of period		$ 0.0	$ 0.0